Finance costs (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Finance costs

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Overdraft	(2,324)	(2,259)	(1,490)
Impact of discounting related to the fiscal 2017 share repurchase transaction (note 13)	—	(3,222)	—
Other long-term loans	—	(50)	(186)
Decommissioning provision (note 19)	(213)	—	—
Other	(1,410)	(146)	(161)

	(3,947)	(5,677)	(1,837)

Net foreign exchange losses	(5,073)	—	—

	(9,020)	(5,677)	(1,837)